First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 23.5%
	Automobiles — 0.6%
289,338	Ford Motor Co.	6.20%	06/01/59	$6,527,465
547,884	Ford Motor Co.	6.00%	12/01/59	12,113,715
666,528	Ford Motor Co.	6.50%	08/15/62	15,723,396
				34,364,576
	Banks — 1.2%
1,074,114	Bank of America Corp., Series KK	5.38%	(a)	23,555,320
15,584	Bank of America Corp., Series NN	4.38%	(a)	277,551
16,247	Bank of America Corp., Series SS	4.75%	(a)	317,954
106,422	JPMorgan Chase & Co., Series DD	5.75%	(a)	2,666,935
118,126	JPMorgan Chase & Co., Series GG	4.75%	(a)	2,405,045
338,028	JPMorgan Chase & Co., Series LL	4.63%	(a)	6,662,532
311,869	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	7,937,066
11,621	Truist Financial Corp., Series R	4.75%	(a)	225,099
244,169	US Bancorp, Series K	5.50%	(a)	5,647,629
270,090	Wells Fargo & Co., Series Z	4.75%	(a)	5,207,335
617,200	Wintrust Financial Corp., Series F (b)	7.88%	(a)	16,170,640
				71,073,106
	Capital Markets — 4.5%
225,115	Affiliated Managers Group, Inc.	5.88%	03/30/59	4,788,196
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,434,423
857,989	Affiliated Managers Group, Inc.	4.20%	09/30/61	13,315,989
1,193,914	Affiliated Managers Group, Inc.	6.75%	03/30/64	29,012,110
1,488,888	Bank of New York Mellon (The) Corp., Series K (b)	6.15%	(a)	38,443,088
630,293	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	13,816,023
993,221	Brookfield Oaktree Holdings LLC, Series B (c)	6.55%	(a)	21,165,539
1,841,208	Carlyle Finance LLC	4.63%	05/15/61	33,381,101
241,487	DigitalBridge Group, Inc., Series H	7.13%	(a)	5,346,522
1,040,241	DigitalBridge Group, Inc., Series I	7.15%	(a)	23,072,545
630,953	DigitalBridge Group, Inc., Series J	7.13%	(a)	13,994,538
969,378	KKR Group Finance Co. IX LLC	4.63%	04/01/61	17,487,579
47,891	Morgan Stanley, Series I	6.38%	(a)	1,193,923
164,265	Morgan Stanley, Series K	5.85%	(a)	3,912,792
104,500	Morgan Stanley, Series P	6.50%	(a)	2,675,200
491,352	Morgan Stanley, Series Q	6.63%	(a)	12,657,228
18,355	State Street Corp., Series G	5.35%	(a)	413,722
1,164,646	TPG Operating Group II, L.P.	6.95%	03/15/64	30,257,503
				268,368,021
	Consumer Finance — 0.0%
60,806	Capital One Financial Corp., Series I	5.00%	(a)	1,196,054
	Diversified REITs — 0.2%
506,445	Global Net Lease, Inc., Series A	7.25%	(a)	11,384,884
	Diversified Telecommunication Services — 0.6%
581,117	AT&T, Inc.	5.35%	11/01/66	13,470,292
439,146	AT&T, Inc., Series A	5.00%	(a)	8,980,536
734,131	AT&T, Inc., Series C	4.75%	(a)	14,315,554
				36,766,382
	Electric Utilities — 2.5%
3,086,398	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	77,468,590
9,848	SCE Trust V, Series K (b)	5.45%	(a)	232,807

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
322,085	SCE Trust VI	5.00%	(a)	$5,346,611
1,366,259	SCE Trust VII, Series M	7.50%	(a)	31,601,571
543,428	SCE Trust VIII, Series N	6.95%	(a)	12,189,090
50,423	Southern (The) Co.	5.25%	12/01/77	1,135,022
822,284	Southern (The) Co.	6.50%	03/15/85	21,453,389
180,027	Southern (The) Co., Series 2020	4.95%	01/30/80	3,715,757
				153,142,837
	Financial Services — 1.5%
947	Apollo Global Management, Inc. (b)	7.63%	09/15/53	25,219
2,399,438	Corebridge Financial, Inc.	6.38%	12/15/64	58,282,349
1,324,277	Equitable Holdings, Inc., Series A	5.25%	(a)	27,386,048
120,470	Jackson Financial, Inc. (b)	8.00%	(a)	3,153,904
161,512	Voya Financial, Inc., Series B (b)	5.35%	(a)	3,981,271
				92,828,791
	Food Products — 0.1%
33,693	CHS, Inc., Series 2	7.10%	(a)	861,867
232,432	CHS, Inc., Series 3	6.75%	(a)	5,706,205
				6,568,072
	Independent Power and Renewable Electricity Producers — 0.4%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	13,988,873
661,025	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	12,321,506
				26,310,379
	Insurance — 7.4%
2,651,526	AEGON Funding Co., LLC	5.10%	12/15/49	53,163,096
30,206	Allstate (The) Corp., Series H	5.10%	(a)	653,356
794,201	American National Group, Inc.	7.38%	(a)	20,093,285
5,725	American National Group, Inc., Series B (b)	6.63%	(a)	144,843
313,006	AmTrust Financial Services, Inc. (d)	7.25%	06/15/55	5,101,998
364,175	AmTrust Financial Services, Inc. (d)	7.50%	09/15/55	5,681,130
32	Arch Capital Group Ltd., Series F	5.45%	(a)	663
324,790	Arch Capital Group Ltd., Series G	4.55%	(a)	5,651,346
2,941	Argo Group International Holdings, Inc. (b)	7.00%	(a)	74,319
444,900	Aspen Insurance Holdings Ltd.	5.63%	(a)	9,142,695
1,981,175	Aspen Insurance Holdings Ltd.	5.63%	(a)	40,316,911
577,627	Assurant, Inc.	5.25%	01/15/61	11,396,581
1,435,930	Athene Holding Ltd. (b)	7.25%	03/30/64	36,156,717
1,212,665	Athene Holding Ltd., Series A (b)	6.35%	(a)	30,183,232
1,274,505	Athene Holding Ltd., Series E (b)	7.75%	(a)	33,468,501
432,766	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,901,997
790,145	CNO Financial Group, Inc. (c)	5.13%	11/25/60	15,534,251
1,314,899	Enstar Group Ltd., Series D (b)	7.00%	(a)	30,242,677
1,744,360	F&G Annuities & Life, Inc.	7.95%	12/15/53	46,731,404
2,501,039	F&G Annuities & Life, Inc.	7.30%	01/15/65	60,300,050
87,348	Globe Life, Inc.	4.25%	06/15/61	1,462,206
4,142	MetLife, Inc., Series F	4.75%	(a)	83,876
226,438	Phoenix (The) Cos., Inc.	7.45%	01/15/32	4,075,884
42,858	Prudential Financial, Inc.	5.63%	08/15/58	1,047,878
26,228	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	679,830
24,984	Reinsurance Group of America, Inc. (b)	5.75%	06/15/56	620,103

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
85,784	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	$1,891,537
859,247	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	13,842,469
299,532	W.R. Berkley Corp.	5.10%	12/30/59	5,963,682
				442,606,517
	Mortgage REITs — 0.1%
300,535	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (e)	8.91%	(a)	7,534,413
5,044	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (e)	9.28%	(a)	128,521
				7,662,934
	Multi-Utilities — 1.5%
555,398	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (e)	8.86%	07/01/79	14,512,550
635,259	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	10,761,287
616,426	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	10,417,599
56,983	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	947,057
988,742	CMS Energy Corp.	5.88%	10/15/78	22,592,755
537,886	CMS Energy Corp.	5.88%	03/01/79	12,516,607
20,021	DTE Energy Co.	4.38%	12/01/81	354,372
62,805	DTE Energy Co., Series E	5.25%	12/01/77	1,418,765
798,313	Sempra	5.75%	07/01/79	17,714,566
				91,235,558
	Real Estate Management & Development — 0.7%
1,460,655	Brookfield Property Partners, L.P., Series A	5.75%	(a)	18,959,302
1,281,330	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	18,233,326
185,918	Brookfield Property Preferred, L.P.	6.25%	07/26/81	3,021,167
				40,213,795
	Specialized REITs — 0.1%
39,376	Public Storage, Series K	4.75%	(a)	752,869
181,438	Public Storage, Series L	4.63%	(a)	3,434,621
				4,187,490
	Wireless Telecommunication Services — 2.1%
704,127	United States Cellular Corp.	6.25%	09/01/69	17,990,445
2,462,803	United States Cellular Corp.	5.50%	03/01/70	54,600,343
2,402,779	United States Cellular Corp.	5.50%	06/01/70	53,966,416
				126,557,204
	Total $25 Par Preferred Securities			1,414,466,600
	(Cost $1,528,702,727)
$100 PAR PREFERRED SECURITIES — 0.0%
	Food Products — 0.0%
700	Dairy Farmers of America, Inc. (f)	7.88%	(a)	67,550
	(Cost $64,400)
$1,000 PAR PREFERRED SECURITIES — 2.9%
	Banks — 2.9%
37,568	Bank of America Corp., Series L	7.25%	(a)	45,832,960
110,579	Wells Fargo & Co., Series L	7.50%	(a)	130,985,249
	Total $1,000 Par Preferred Securities			176,818,209
	(Cost $192,669,646)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 72.0%
	Banks — 38.8%
$22,600,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (g)	7.75%	(a)	$23,476,548
25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (g)	9.38%	(a)	28,021,392
11,320,000	Banco de Credito e Inversiones S.A. (b) (f) (g)	8.75%	(a)	12,173,981
5,000,000	Banco de Credito e Inversiones S.A. (b) (g) (h)	8.75%	(a)	5,377,200
22,250,000	Banco Mercantil del Norte S.A. (b) (f) (g)	7.50%	(a)	22,315,571
15,700,000	Banco Mercantil del Norte S.A. (b) (f) (g)	7.63%	(a)	15,860,674
21,630,000	Banco Mercantil del Norte S.A. (b) (f) (g)	8.38%	(a)	22,863,732
25,000,000	Banco Mercantil del Norte S.A. (b) (f) (g)	8.75%	(a)	25,634,756
2,800,000	Banco Santander S.A. (b) (g)	4.75%	(a)	2,745,473
30,500,000	Banco Santander S.A. (b) (g)	8.00%	(a)	32,857,559
21,600,000	Banco Santander S.A. (b) (g)	9.63%	(a)	24,167,577
50,600,000	Banco Santander S.A. (b) (g)	9.63%	(a)	59,888,743
160,622,000	Bank of America Corp. (b)	6.63%	(a)	164,886,996
60,800,000	Bank of Montreal (b)	7.70%	05/26/84	63,758,163
30,189,000	Bank of Montreal (b)	7.30%	11/26/84	31,388,560
8,433,000	Bank of Montreal, Series 6 (b)	6.88%	11/26/85	8,470,949
38,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	41,269,007
44,149,000	Bank of Nova Scotia (The) (b)	8.00%	01/27/84	47,173,825
37,800,000	Bank of Nova Scotia (The) (b)	7.35%	04/27/85	38,680,827
7,205,000	Barclays PLC (b) (g)	4.38%	(a)	6,864,283
17,900,000	Barclays PLC (b) (g)	7.63%	(a)	18,278,901
100,000,000	Barclays PLC (b) (g)	8.00%	(a)	106,234,200
25,750,000	Barclays PLC (b) (g)	9.63%	(a)	29,151,060
11,600,000	BBVA Mexico S.A. (b) (f) (g)	5.88%	09/13/34	11,449,081
12,300,000	BBVA Mexico S.A. (b) (f) (g)	7.63%	02/11/35	12,667,086
31,600,000	BBVA Mexico S.A. (b) (f) (g)	8.45%	06/29/38	33,710,328
59,483,000	BNP Paribas S.A. (b) (f) (g)	4.63%	(a)	53,432,633
9,300,000	BNP Paribas S.A. (b) (f) (g)	7.38%	(a)	9,583,994
36,770,000	BNP Paribas S.A. (b) (f) (g)	7.75%	(a)	38,982,745
28,020,000	BNP Paribas S.A. (b) (f) (g)	8.00%	(a)	30,050,609
56,900,000	BNP Paribas S.A. (b) (f) (g)	8.50%	(a)	60,813,753
8,300,000	BNP Paribas S.A. (b) (f) (g)	9.25%	(a)	8,954,007
15,000,000	Canadian Imperial Bank of Commerce (b)	6.95%	01/28/85	15,118,147
40,400,000	Canadian Imperial Bank of Commerce (b)	7.00%	10/28/85	40,864,600
45,055,000	Citigroup, Inc., Series AA (b)	7.63%	(a)	47,113,653
20,000,000	Citigroup, Inc., Series BB (b)	7.20%	(a)	20,623,620
20,832,000	Citigroup, Inc., Series DD (b)	7.00%	(a)	21,695,757
24,700,000	Citigroup, Inc., Series FF (b)	6.95%	(a)	24,961,869
35,958,000	Citigroup, Inc., Series GG (b)	6.88%	(a)	36,353,538
3,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	3,787,118
2,600,000	Citigroup, Inc., Series X (b)	3.88%	(a)	2,575,934
5,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	5,508,784
12,500,000	CoBank ACB (b)	7.25%	(a)	12,882,675
7,341,000	CoBank ACB, Series I (b)	6.25%	(a)	7,386,265
34,455,000	CoBank ACB, Series K (b)	6.45%	(a)	34,759,513
36,800,000	Commerzbank AG (b) (g) (h)	7.50%	(a)	38,152,216
77,700,000	Credit Agricole S.A. (b) (f) (g)	6.70%	(a)	77,923,388
6,200,000	Farm Credit Bank of Texas (b)	7.75%	(a)	6,436,586
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (f)	6.20%	(a)	7,630,875
7,460,000	Farm Credit Bank of Texas, Series 6 (b)	7.00%	(a)	7,590,550

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$15,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	$14,974
30,900,000	HSBC Holdings PLC (b) (g)	7.05%	(a)	31,560,379
18,380,000	HSBC Holdings PLC (b) (g)	6.88%	(a)	18,989,315
48,450,000	HSBC Holdings PLC (b) (g)	6.95%	(a)	49,827,918
56,700,000	HSBC Holdings PLC (b) (g)	8.00%	(a)	60,092,985
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	3,200,598
22,200,000	ING Groep N.V. (b) (g) (h)	7.25%	(a)	23,004,750
285,000	ING Groep N.V. (b) (g) (h)	7.50%	(a)	297,591
38,873,000	ING Groep N.V. (b) (g) (h)	8.00%	(a)	42,037,165
200,000	Intesa Sanpaolo S.p.A. (b) (f) (g)	7.70%	(a)	201,000
93,350,000	JPMorgan Chase & Co., Series NN (b)	6.88%	(a)	97,800,275
9,300,000	JPMorgan Chase & Co., Series OO (b)	6.50%	(a)	9,556,531
68,555,000	Lloyds Banking Group PLC (b) (g)	8.00%	(a)	73,389,910
6,156,000	NatWest Group PLC (b) (g)	8.13%	(a)	6,759,850
14,810,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	14,875,438
19,095,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	19,349,116
41,711,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	42,290,199
33,850,000	Royal Bank of Canada (b)	6.35%	11/24/84	32,339,024
58,100,000	Royal Bank of Canada (b)	6.75%	08/24/85	58,884,350
33,820,000	Societe Generale S.A. (b) (f) (g)	9.38%	(a)	36,281,859
32,870,000	Societe Generale S.A. (b) (f) (g)	10.00%	(a)	36,317,340
17,420,000	Sumitomo Mitsui Financial Group, Inc. (b) (g)	6.60%	(a)	17,745,893
3,200,000	Swedbank AB (b) (g) (h)	7.63%	(a)	3,370,368
8,600,000	Swedbank AB (b) (g) (h)	7.75%	(a)	9,132,125
63,430,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	67,019,377
65,630,000	Wells Fargo & Co. (b)	6.85%	(a)	68,145,007
9,321,000	Wells Fargo & Co. (b)	7.63%	(a)	9,945,069
				2,334,977,707
	Capital Markets — 7.1%
40,400,000	Ares Finance Co. III LLC (b) (f)	4.13%	06/30/51	39,541,718
74,169,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	67,861,624
81,425,000	Credit Suisse Group AG, Claim (c) (d) (i) (j)			9,567,437
1,200,000	Credit Suisse Group AG, Claim (c) (d) (i) (j)			141,000
51,775,000	Credit Suisse Group AG, Claim (c) (d) (i) (j)			6,083,563
76,900,000	Credit Suisse Group AG, Claim (c) (d) (i) (j)			9,035,750
27,200,000	Credit Suisse Group AG, Claim (c) (d) (i) (j)			3,196,000
24,800,000	Deutsche Bank AG (b) (g) (h)	8.13%	(a)	26,036,900
50,200,000	Deutsche Bank AG, Series 2020 (b) (g)	6.00%	(a)	50,128,500
15,500,000	Goldman Sachs Group (The), Inc. (b)	6.85%	(a)	15,868,273
375,000	Goldman Sachs Group (The), Inc., Series R (b)	7.56%	(a)	378,276
13,608,000	Goldman Sachs Group (The), Inc., Series W (b)	7.50%	(a)	14,407,524
72,610,000	Goldman Sachs Group (The), Inc., Series X (b)	7.50%	(a)	76,046,631
30,900,000	Goldman Sachs Group (The), Inc., Series Y (b)	6.13%	(a)	30,633,049
31,200,000	Nomura Holdings, Inc. (b) (g)	7.00%	(a)	31,625,225
12,536,000	State Street Corp., Series I (b)	6.70%	(a)	12,955,906
31,000,000	State Street Corp., Series J (b)	6.70%	(a)	32,223,415
				425,730,791
	Diversified Telecommunication Services — 1.5%
50,500,000	Bell Canada (b)	7.00%	09/15/55	51,378,199

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
$26,177,000	TELUS Corp. (b)	7.00%	10/15/55	$26,567,482
12,456,000	TELUS Corp. (b)	6.63%	10/15/55	12,618,926
				90,564,607
	Electric Utilities — 3.9%
51,590,000	American Electric Power Co., Inc. (b)	6.95%	12/15/54	54,588,411
4,920,000	American Electric Power Co., Inc. (b)	7.05%	12/15/54	5,147,525
23,875,000	Duke Energy Corp. (b)	6.45%	09/01/54	24,641,848
42,784,000	Entergy Corp. (b)	7.13%	12/01/54	44,400,298
21,680,000	EUSHI Finance, Inc. (b)	7.63%	12/15/54	22,706,049
35,006,000	NextEra Energy Capital Holdings, Inc. (b)	6.75%	06/15/54	36,611,900
16,250,000	NextEra Energy Capital Holdings, Inc. (b)	6.50%	08/15/55	16,811,698
31,000,000	Southern (The) Co., Series 2025 (b)	6.38%	03/15/55	32,153,575
				237,061,304
	Financial Services — 1.7%
64,250,000	American AgCredit Corp. (b) (f)	5.25%	(a)	62,483,128
28,250,000	Capital Farm Credit ACA, Series 1 (b) (f)	5.00%	(a)	28,250,000
13,950,000	Compeer Financial ACA (b) (f)	4.88%	(a)	13,566,376
				104,299,504
	Food Products — 1.8%
10,700,000	Dairy Farmers of America, Inc. (k)	7.13%	(a)	10,272,000
20,360,000	Land O’Lakes Capital Trust I (k)	7.45%	03/15/28	20,358,964
44,888,000	Land O’Lakes, Inc. (f)	7.00%	(a)	37,508,413
14,010,000	Land O’Lakes, Inc. (f)	7.25%	(a)	12,065,272
31,520,000	Land O’Lakes, Inc. (f)	8.00%	(a)	30,220,745
				110,425,394
	Gas Utilities — 0.4%
21,500,000	AltaGas Ltd. (b) (f)	7.20%	10/15/54	21,718,504
	Independent Power and Renewable Electricity Producers — 0.6%
3,205,000	AES (The) Corp. (b)	7.60%	01/15/55	3,245,203
36,425,000	AES (The) Corp. (b)	6.95%	07/15/55	35,187,348
				38,432,551
	Insurance — 7.4%
34,460,000	Assurant, Inc. (b)	7.00%	03/27/48	35,213,856
12,699,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	11,748,002
26,475,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	25,488,492
29,400,000	CNP Assurances SACA (b) (g) (h)	4.88%	(a)	26,772,228
13,700,000	Fortegra Financial Corp. (b) (k)	8.50%	10/15/57	13,580,125
77,935,000	Global Atlantic Fin Co. (b) (f)	4.70%	10/15/51	76,304,916
25,274,000	Global Atlantic Fin Co. (b) (f)	7.95%	10/15/54	26,474,641
69,648,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (e) (f)	6.71%	02/12/47	64,874,677
26,429,000	Kuvare US Holdings, Inc. (b) (f)	7.00%	02/17/51	26,399,107
40,630,000	Lancashire Holdings Ltd. (b) (h)	5.63%	09/18/41	39,205,634
28,072,000	Liberty Mutual Group, Inc. (b) (f)	4.13%	12/15/51	27,323,226
35,800,000	Meiji Yasuda Life Insurance Co. (b) (f)	6.10%	06/11/55	36,270,412
17,500,000	MetLife, Inc., Series G (b)	6.35%	03/15/55	17,993,203
15,499,000	Nippon Life Insurance Co. (b) (f)	6.50%	04/30/55	16,234,490
				443,883,009

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Multi-Utilities — 3.7%
$29,294,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	$28,467,628
1,400,000	CenterPoint Energy, Inc., Series B (b)	6.85%	02/15/55	1,463,546
65,906,000	Dominion Energy, Inc. (b)	6.63%	05/15/55	67,697,193
3,526,000	Dominion Energy, Inc., Series A (b)	6.88%	02/01/55	3,691,928
15,550,000	Dominion Energy, Inc., Series B (b)	7.00%	06/01/54	16,627,755
21,700,000	NiSource, Inc. (b)	6.38%	03/31/55	22,031,555
39,422,000	Sempra (b)	4.13%	04/01/52	38,167,237
35,416,000	Sempra (b)	6.40%	10/01/54	34,348,562
12,850,000	Sempra (b)	6.88%	10/01/54	13,002,645
				225,498,049
	Oil, Gas & Consumable Fuels — 3.0%
28,420,000	Enbridge, Inc. (b)	7.63%	01/15/83	30,237,203
52,162,000	Enbridge, Inc. (b)	8.50%	01/15/84	58,878,640
21,350,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	21,181,307
10,750,000	Energy Transfer, L.P., Series G (b)	7.13%	(a)	11,033,091
15,350,000	Transcanada Trust (b)	5.60%	03/07/82	14,946,456
45,494,000	Venture Global LNG, Inc. (b) (f)	9.00%	(a)	45,546,546
				181,823,243
	Retail REITs — 0.5%
27,435,000	Scentre Group Trust 2 (b) (f)	5.13%	09/24/80	27,018,877
	Trading Companies & Distributors — 0.6%
36,433,000	Air Lease Corp., Series D (b)	6.00%	(a)	35,880,389
	Wireless Telecommunication Services — 1.0%
57,535,000	Rogers Communications, Inc. (b)	7.13%	04/15/55	58,905,106
	Total Capital Preferred Securities			4,336,219,035
	(Cost $4,388,817,974)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.3%
	Capital Markets — 0.3%
1,504,718	Invesco Preferred ETF	17,048,455
	(Cost $17,000,173)

	Total Investments — 98.7%	5,944,619,849
	(Cost $6,127,254,920)
	Net Other Assets and Liabilities — 1.3%	76,300,960
	Net Assets — 100.0%	$6,020,920,809

(a)	Perpetual maturity.
(b)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)
This security is fair valued by First Trust Advisors L.P.’s (the “Advisor”) Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2025, securities noted as such are valued at $38,806,878 or 0.6% of net assets.

(e)	Floating or variable rate security.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $1,120,464,012 or 18.6% of net assets.

(g)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2025, securities noted as such amounted to $1,355,202,791 or 22.5% of net assets. Of these securities, 12.0% originated in emerging markets, and 88.0% originated in foreign markets.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	Claim pending with the administrative court of Switzerland.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(k)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation	% of Net Assets
United States	57.5%
Canada	13.4
United Kingdom	6.7
France	6.3
Bermuda	3.5
Spain	2.8
Mexico	2.4
Germany	1.9
Japan	1.7
Netherlands	1.1
Switzerland	0.5
Australia	0.4
Chile	0.3
Sweden	0.2
Italy	0.0†
Total Investments	98.7
Net Other Assets and Liabilities	1.3
Total	100.0%

†	Amount is less than 0.1%.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$442,606,517	$397,504,828	$45,101,689	$—
Other Industry Categories*	971,860,083	971,860,083	—	—
$100 Par Preferred Securities*	67,550	—	67,550	—
$1,000 Par Preferred Securities*	176,818,209	176,818,209	—	—
Capital Preferred Securities:
Capital Markets	425,730,791	—	397,707,041	28,023,750
Other Industry Categories*	3,910,488,244	—	3,910,488,244	—
Exchange-Traded Funds*	17,048,455	17,048,455	—	—
Total Investments	$5,944,619,849	$1,563,231,575	$4,353,364,524	$28,023,750

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$96.00	$10,903,500	$10,272,000	0.17%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	99.13	13,718,490	13,580,125	0.23
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	99.99	21,106,844	20,358,964	0.34
				$45,728,834	$44,211,089	0.74%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 2.0%
	Banks — 2.0%
10,402	Bank of America Corp., Series L	7.25%	(a)	$12,690,440
17,492	Wells Fargo & Co., Series L	7.50%	(a)	20,719,974
	Total $1,000 Par Preferred Securities			33,410,414
	(Cost $35,876,190)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 96.0%
	Banks — 52.1%
$24,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.75%	(a)	25,138,605
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	15,345,048
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (d)	8.75%	(a)	3,226,320
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(a)	903,370
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,859,454
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	10,130,768
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,628,760
3,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	3,593,929
4,200,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.75%	(a)	4,306,639
6,600,000	Banco Santander S.A. (b) (c)	4.75%	(a)	6,471,471
9,400,000	Banco Santander S.A. (b) (c)	8.00%	(a)	10,126,592
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,832,085
20,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	23,671,440
52,321,000	Bank of America Corp. (c)	6.63%	(a)	53,710,279
5,492,000	Bank of America Corp., Series TT (c)	6.13%	(a)	5,553,389
25,956,000	Bank of Montreal (c)	7.70%	05/26/84	27,218,863
12,500,000	Bank of Montreal (c)	7.30%	11/26/84	12,996,687
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,653,667
14,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	15,600,304
14,130,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	14,459,262
4,170,000	Barclays PLC (b) (c)	4.38%	(a)	3,972,805
14,600,000	Barclays PLC (b) (c)	7.63%	(a)	14,909,048
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	21,299,957
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,528,332
700,000	BBVA Mexico S.A. (b) (c) (d)	5.88%	09/13/34	690,893
3,350,000	BBVA Mexico S.A. (b) (c) (d)	7.63%	02/11/35	3,449,978
7,200,000	BBVA Mexico S.A. (b) (c) (d)	8.45%	06/29/38	7,680,834
18,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	16,169,114
2,300,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	2,370,235
9,590,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	10,167,107
6,980,000	BNP Paribas S.A. (b) (c) (d)	8.00%	(a)	7,485,841
23,450,000	BNP Paribas S.A. (b) (c) (d)	8.50%	(a)	25,062,961
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,078,796
5,719,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	5,764,045
11,000,000	Canadian Imperial Bank of Commerce (c)	7.00%	10/28/85	11,126,500
1,300,000	Citigroup, Inc., Series AA (c)	7.63%	(a)	1,359,400
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	4,124,724
4,993,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	5,200,025
6,700,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	6,771,033
8,650,000	Citigroup, Inc., Series GG (c)	6.88%	(a)	8,745,150
8,445,000	Citigroup, Inc., Series W (c)	4.00%	(a)	8,409,733

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$8,195,000	Citigroup, Inc., Series X (c)	3.88%	(a)	$8,119,145
2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(a)	2,913,089
12,941,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	12,610,857
3,000,000	CoBank ACB (c)	7.25%	(a)	3,091,842
1,101,000	CoBank ACB, Series I (c)	6.25%	(a)	1,107,789
685,000	CoBank ACB, Series K (c)	6.45%	(a)	691,054
23,400,000	Commerzbank AG (b) (c) (e)	7.50%	(a)	24,259,833
37,600,000	Credit Agricole S.A. (b) (c) (d)	6.70%	(a)	37,708,100
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,557,238
800,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	798,000
2,040,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(a)	2,075,700
8,500,000	HSBC Holdings PLC (b) (c)	7.05%	(a)	8,681,658
4,620,000	HSBC Holdings PLC (b) (c)	6.88%	(a)	4,773,158
23,150,000	HSBC Holdings PLC (b) (c)	6.95%	(a)	23,808,386
19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	20,772,884
735,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(a)	754,748
3,700,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	3,643,757
5,440,000	ING Groep N.V. (b) (c) (e)	7.25%	(a)	5,637,200
1,004,000	ING Groep N.V. (b) (c) (e)	7.50%	(a)	1,048,355
8,885,000	ING Groep N.V. (b) (c) (e)	8.00%	(a)	9,608,217
200,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	201,000
4,000,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(a)	3,943,581
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	23,258,341
2,500,000	JPMorgan Chase & Co., Series OO (c)	6.50%	(a)	2,568,960
24,180,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	25,885,319
686,000	NatWest Group PLC (b) (c)	6.00%	(a)	688,724
6,383,000	NatWest Group PLC (b) (c)	8.13%	(a)	7,009,117
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	11,132,975
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	12,691,683
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,617,017
18,100,000	Royal Bank of Canada (c)	6.35%	11/24/84	17,292,063
15,550,000	Royal Bank of Canada (c)	6.75%	08/24/85	15,759,925
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	7,724,110
13,130,000	Societe Generale S.A. (b) (c) (d)	10.00%	(a)	14,507,048
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,315,990
600,000	Swedbank AB (b) (c) (e)	7.63%	(a)	631,944
7,800,000	Swedbank AB (b) (c) (e)	7.75%	(a)	8,282,625
31,080,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	32,838,755
22,645,000	Wells Fargo & Co. (c)	6.85%	(a)	23,512,779
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,419,333
				848,735,742
	Capital Markets — 9.0%
8,435,000	Ares Finance Co. III LLC (c) (d)	4.13%	06/30/51	8,255,802
30,150,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	27,586,026
6,243,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			733,552
2,057,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			241,698
7,770,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			912,975
4,150,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			487,625
18,000,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			2,115,000
13,000,000	Deutsche Bank AG (b) (c) (e)	8.13%	(a)	13,648,375

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$16,850,000	Deutsche Bank AG, Series 2020 (b) (c)	6.00%	(a)	$16,826,001
4,150,000	Goldman Sachs Group (The), Inc. (c)	6.85%	(a)	4,248,602
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	2,846,069
8,651,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	9,159,281
18,030,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	18,883,360
8,000,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	7,930,886
811,000	Morgan Stanley, Series M	5.88%	(a)	811,803
8,400,000	Nomura Holdings, Inc. (b) (c)	7.00%	(a)	8,514,484
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	10,218,175
12,570,000	State Street Corp., Series J (c)	6.70%	(a)	13,066,075
				146,485,789
	Consumer Finance — 0.7%
11,885,000	American Express Co. (c)	3.55%	(a)	11,645,901
	Diversified Telecommunication Services — 2.1%
17,446,000	Bell Canada (c)	7.00%	09/15/55	17,749,388
12,275,000	TELUS Corp. (c)	7.00%	10/15/55	12,458,106
3,372,000	TELUS Corp. (c)	6.63%	10/15/55	3,416,106
				33,623,600
	Electric Utilities — 5.2%
17,060,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	18,051,527
785,000	American Electric Power Co., Inc. (c)	7.05%	12/15/54	821,302
7,134,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	6,897,174
10,850,000	Duke Energy Corp. (c)	6.45%	09/01/54	11,198,494
15,000,000	Entergy Corp. (c)	7.13%	12/01/54	15,566,672
7,930,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	8,305,303
10,794,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	11,289,175
4,300,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	4,448,634
8,500,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	8,816,303
				85,394,584
	Financial Services — 1.3%
3,000,000	American AgCredit Corp. (c) (d)	5.25%	(a)	2,917,500
4,200,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	4,200,000
650,000	Compeer Financial ACA (c) (d)	4.88%	(a)	632,125
12,355,000	Corebridge Financial, Inc. (c)	6.38%	09/15/54	12,366,105
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	799,545
				20,915,275
	Food Products — 1.4%
1,200,000	Dairy Farmers of America, Inc. (j)	7.13%	(a)	1,152,000
1,131,000	Land O’Lakes Capital Trust I (j)	7.45%	03/15/28	1,130,943
9,646,000	Land O’Lakes, Inc. (d)	7.00%	(a)	8,060,198
3,875,000	Land O’Lakes, Inc. (d)	7.25%	(a)	3,337,111
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	344,476
9,185,000	Land O’Lakes, Inc. (d)	8.00%	(a)	8,806,394
				22,831,122
	Gas Utilities — 0.4%
5,800,000	AltaGas Ltd. (c) (d)	7.20%	10/15/54	5,858,945
	Independent Power and Renewable Electricity Producers — 1.2%
19,491,000	AES (The) Corp. (c)	6.95%	07/15/55	18,828,733

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance — 9.7%
$4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	$4,381,805
2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	2,127,759
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,572,691
6,196,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	5,965,125
13,200,000	CNP Assurances SACA (b) (c) (e)	4.88%	(a)	12,020,184
31,357,000	Global Atlantic Fin Co. (c) (d)	4.70%	10/15/51	30,701,139
6,106,000	Global Atlantic Fin Co. (c) (d)	7.95%	10/15/54	6,396,066
22,521,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (k)	6.71%	02/12/47	20,977,524
2,464,000	Kuvare US Holdings, Inc. (c) (d)	7.00%	02/17/51	2,461,213
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	6,609,860
9,818,000	Liberty Mutual Group, Inc. (c) (d)	4.13%	12/15/51	9,556,121
6,585,000	Liberty Mutual Group, Inc. (d)	4.30%	02/01/61	4,047,949
4,000,000	Lincoln National Corp., Series C (c)	9.25%	(a)	4,352,544
10,100,000	Meiji Yasuda Life Insurance Co. (c) (d)	6.10%	06/11/55	10,232,714
6,514,000	MetLife Capital Trust IV (d)	7.88%	12/15/37	7,123,287
2,900,000	MetLife, Inc. (d)	9.25%	04/08/38	3,435,198
16,500,000	MetLife, Inc., Series G (c)	6.35%	03/15/55	16,965,020
4,144,000	Nippon Life Insurance Co. (c) (d)	6.50%	04/30/55	4,340,649
4,175,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	4,243,520
				157,510,368
	Multi-Utilities — 5.9%
14,689,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	14,274,629
13,575,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	14,191,169
12,455,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	12,793,502
198,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	207,318
16,700,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	17,857,460
8,037,000	NiSource, Inc. (c)	6.38%	03/31/55	8,159,797
7,154,000	Sempra (c)	4.13%	04/01/52	6,926,296
18,364,000	Sempra (c)	6.40%	10/01/54	17,810,509
3,522,000	Sempra (c)	6.88%	10/01/54	3,563,838
				95,784,518
	Oil, Gas & Consumable Fuels — 4.4%
11,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	12,719,415
29,131,000	Enbridge, Inc. (c)	8.50%	01/15/84	32,882,053
5,892,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	6,047,160
4,050,000	Transcanada Trust (c)	5.60%	03/07/82	3,943,528
16,506,000	Venture Global LNG, Inc. (c) (d)	9.00%	(a)	16,525,064
				72,117,220
	Retail REITs — 0.7%
11,220,000	Scentre Group Trust 2 (c) (d)	5.13%	09/24/80	11,049,819
	Trading Companies & Distributors — 0.7%
11,935,000	Air Lease Corp., Series D (c)	6.00%	(a)	11,753,971

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services — 1.2%
$18,730,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	$19,176,025
	Total Capital Preferred Securities			1,561,711,612
	(Cost $1,516,277,542)

	Total Investments — 98.0%			1,595,122,026
	(Cost $1,552,153,732)
	Net Other Assets and Liabilities — 2.0%			32,329,738
	Net Assets — 100.0%			$1,627,451,764

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2025, securities noted as such amounted to $496,653,094 or 30.5% of net assets. Of these securities, 7.9% originated in emerging markets, and 92.1% originated in foreign markets.

(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a variable rate.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $332,882,464 or 20.5%
of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Claim pending with the administrative court of Switzerland.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $4,490,850 or 0.3% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(k)	Floating or variable rate security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Country Allocation	% of Net Assets
United States	47.0%
Canada	18.2
United Kingdom	8.6
France	8.2
Spain	5.4
Germany	3.4
Mexico	2.2
Japan	1.8
Netherlands	1.0
Australia	0.7
Sweden	0.5
Bermuda	0.4
Switzerland	0.3
Chile	0.3
Italy	0.0†
Total Investments	98.0
Net Other Assets and Liabilities	2.0
Total	100.0%

†	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$33,410,414	$33,410,414	$—	$—
Capital Preferred Securities:
Capital Markets	146,485,789	—	141,994,939	4,490,850
Other Industry Categories*	1,415,225,823	—	1,415,225,823	—
Total Investments	$1,595,122,026	$33,410,414	$1,557,220,762	$4,490,850

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of July 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	$1,200,000	$96.00	$1,222,750	$1,152,000	0.07%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 01/16/24	1,131,000	99.99	1,176,203	1,130,943	0.07
				$2,398,953	$2,282,943	0.14%

First Trust Exchange-Traded Fund III
Additional Information
July 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.